Debt (Details Narrative)																	1 Months Ended		2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 05, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($) shares	Mar. 13, 2023 USD ($) shares	Mar. 07, 2023 USD ($)	Mar. 07, 2023 USD ($)	Feb. 17, 2023 USD ($) shares	Dec. 21, 2022 USD ($)	Dec. 20, 2022 USD ($) $ / shares shares	Sep. 15, 2022 USD ($) $ / shares shares	May 04, 2022 USD ($) $ / shares shares	Apr. 04, 2022 USD ($) $ / shares	Oct. 14, 2020 USD ($) $ / shares	Oct. 14, 2020 USD ($) $ / shares	Jun. 05, 2020	Apr. 24, 2020 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares	May 31, 2023 shares	Mar. 31, 2023 USD ($) Integer $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Apr. 27, 2023 shares	Dec. 31, 2022 USD ($) Integer $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 15, 2023 $ / shares	Dec. 19, 2022 USD ($)	Oct. 03, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jun. 28, 2022	May 31, 2022 $ / shares shares	May 24, 2022 $ / shares shares	Mar. 21, 2022 USD ($) $ / shares	Mar. 01, 2022 USD ($) $ / shares shares	Jan. 31, 2022 $ / shares	Jan. 13, 2022 USD ($) shares	Nov. 20, 2021 USD ($) $ / shares	Jun. 09, 2020 USD ($) $ / shares shares	Apr. 23, 2020 USD ($)	Jan. 17, 2018 $ / shares
Debt Instrument [Line Items]
Purchase Agreement Threshold Amount Of Aggregate Gross Proceeds From Future Sale Of Equity Securities																																				$ 50,000,000.0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																							$ 56.25
Interest Expense																				$ 565,000	$ 523,000		$ 2,176,000	$ 2,665,000
Debt instrument convertible number of shares issuable if converted																				$ 57,426,766			$ 11,207,734
Debt instrument restrictive covenants cumulative net sales requirement																																				$ 100,000,000.0
Debt instrument debt default amount requested from lender					$ 92,700,000	$ 92,700,000
Debt instrument debt default payable period						3 days
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001											$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.01						$ 0.0001						$ 0.0001
Warrants and Rights Outstanding, Term																													5 years				5 years		5 years
Fair Value, Option, Changes in Fair Value, Gain (Loss)																				$ 1,612,000	(1,634,000)		$ 82,465,000	$ (33,657,000)
Interest Expense, Debt																				565,000	523,000		2,177,000	1,998,000
Exchange Agreement, Number Of Common Shares To Be Redeemed | shares											4,266
Exchange Agreement, Number Of Common Shares To Be Issued To Investors | shares											1,666
Purchase agreement proceeds from sale of equity securities			$ 300,000	$ 400,000			$ 900,000										$ 500,000
Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, after Tax and Reclassification Adjustment																				$ 15,460,000	$ 181,000		$ 44,438,000	5,089,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 800,000																$ 1,000,000.0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																	799,999
Debt instrument debt default amount requested from lender					$ 92,700,000	$ 92,700,000
Debt instrument debt default payable period					3 days	3 days
Debt conversion converted instrument amount | shares																			458,600
Purchase agreement proceeds from sale of equity securities	$ 500,000	$ 500,000	$ 300,000	$ 300,000			$ 700,000
Series B-2 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Exchange Agreement, Number Of Convertible Shares To Be Redeemed | shares											2,100
Series C Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Exchange Agreement, Number Of Convertible Shares To Be Redeemed | shares											1,700
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument convertible beneficial ownership limitation																				4.99%			4.99%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument convertible beneficial ownership limitation																				19.99%			19.99%
June 2022 Baker Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 1.625			$ 4.0625					$ 26.25
Common Stock, Par or Stated Value Per Share | $ / shares																		$ 0.0001
Class of warrant or right strike price of warrants or rights | $ / shares									$ 4.0625
June 2022 Baker Warrants [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.8125
June 2022 Baker Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument convertible beneficial ownership limitation																		4.99%
June 2022 Baker Warrants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument convertible beneficial ownership limitation																		19.99%
January 2022 Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																			8,003
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																		$ 735.00
March 2022 Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																	8,303
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																	$ 897.56
Fair Value, Option, Changes in Fair Value, Gain (Loss)																							$ 10,600,000
March 2022 Warrants [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																	8,303
Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											6,666																			6,666
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 309.56									2.50										$ 309.56
Warrants and Rights Outstanding, Term											5 years																			5 years
Warrant [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	615,384
December 2022 Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									369,230
Class of warrant or right strike price of warrants or rights | $ / shares									$ 6.25											1.625
December 2022 Warrants [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Class of warrant or right strike price of warrants or rights | $ / shares	$ 0.8125	$ 0.8125
December 2022 Warrants [Member] | Series D Preferred Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									70
2023 Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			215,384	240,000			553,846
2023 Warrants [Member] | Placement Agent [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			43,200				99,692
2023 Warrants [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		615,384	215,384	240,000			553,846
2023 Warrants [Member] | Subsequent Event [Member] | Placement Agent [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			43,200				99,692
May 2022 Warrants [Member]
Debt Instrument [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)																							$ 1,600,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																							$ 0.8125
Baker Bros. Notes [Member]
Debt Instrument [Line Items]
Securities sold under purchase agreement																$ 15,000,000.0																					$ 10,000,000.0
Purchase agreement maximum amount of securities purchasable under agreement																10,000,000.0
Purchase Agreement Threshold Amount Of Aggregate Gross Proceeds From Future Sale Of Equity Securities																$ 100,000,000.0																$ 20,000,000.0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																					$ 4,575
Class Of Warrant Or Right Vesting Term															5 years
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.8125								$ 26.25										$ 0.8125	$ 725.81											$ 725.81				$ 4,575
Debt Instrument, Convertible, Conversion Price, Percentage Of Lowest Stock Price												100.00%									100.00%											100.00%				115.00%
Debt instrument restrictive covenants cumulative net sales requirement																				$ 100,000,000.0			$ 100,000,000.0
Debt instrument convertible adjustment period										2 years
Debt instrument gain loss on changes in fair value																				15,500,000			42,400,000
Convertible Debt, Noncurrent																				23,800,000
Convertible notes payable current outstanding balance principal and interest																				$ 93,300,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)																							2,000,000.0
Paid-in-Kind Interest																							3,300,000
Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, after Tax and Reclassification Adjustment																							$ 44,400,000
Baker Bros. Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		0.8125
Conversion and strike price | $ / shares		$ 0.8125
Baker Bros. Notes [Member] | First Closing Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																1,639
Baker Bros. Notes [Member] | Second Closing Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																					1,092
Baker Bros. Notes [Member] | June 2022 Baker Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																															582,886
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 1.625			$ 26.25								$ 93.75
Baker Bros. Notes [Member] | December 2022 Notes [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.8125			$ 4.0625
Baker Bros. Notes [Member] | Baker Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																												$ 93.75
Baker Bros. Notes [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 44,200,000			$ 25,000,000.0	$ 25,000,000.0																								$ 25,000,000.0
Debt Instrument, Term														5 years	5 years
Debt instrument term with no prepayment															3 years
Debt Conversion, Converted Instrument, Rate															10.00%
Debt Instrument, Interest Rate, Effective Percentage															10.00%
Interest Expense																				$ 1,400,000	$ 700,000			2,800,000
Debt Instrument, Convertible, Written Notice Period																10 days
Debt instrument convertible weighted average price measurement period																30 days
Debt Instrument, Convertible, Stock Price Trigger | $ / shares																$ 9,356.25
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 4,575																										$ 4,575
Debt instrument restrictive covenants cumulative net sales requirement																																$ 100,000,000.0
Debt instrument convertible adjustment period										2 years
Debt instrument covenant periodic payment interest										$ 1,400,000								$ 1,400,000
Debt instrument covenant minimum cash threshold										$ 1,000,000.0
Debt instrument covenant maximum additional indebtedness																										$ 5,000,000.0
Interest Expense, Debt																					100,000
Interest Payable, Current																								700,000
Baker Bros. Notes [Member] | Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument convertible beneficial ownership limitation														4.99%
Baker Bros. Notes [Member] | Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument convertible beneficial ownership limitation														19.99%
Baker Bros. Notes [Member] | Convertible Notes Payable [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage																100.00%
Baker Bros. Notes [Member] | Convertible Notes Payable [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage																110.00%
Baker Bros. Notes [Member] | Convertible Notes Payable [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage																110.00%
Adjuvant Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage													7.70%	7.70%
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 678.49						$ 93.75
Debt Instrument, Convertible, Conversion Price, Percentage Of Lowest Stock Price												100.00%
Debt instrument convertible number of equity instrument | shares																				16,512,880			6,527,898
Adjuvant Notes [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Rate														7.50%
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 26.25			$ 6,843.75	$ 6,843.75						$ 1.625			$ 4.0625
Debt instrument restrictive covenants cumulative net sales requirement												$ 100,000,000.0	$ 100,000,000.0	$ 100,000,000.0
Convertible Debt, Noncurrent																				$ 26,800,000			$ 26,300,000	27,200,000
Common Stock, Par or Stated Value Per Share | $ / shares													$ 0.0001	$ 0.0001
Debt instrument convertible weighted average period												30 days	30 days	30 days
Debt instrument convertible weighted average price per share | $ / shares												$ 18,750	$ 18,750	$ 18,750
Debt instrument convertible exchange percentage										10.00%
Debt Conversion, Converted Instrument, Amount										$ 2,900,000
Debt conversion converted instrument amount | shares										109,842
Debt instrument convertible conversion price | $ / shares																				$ 0.8125
Restricted Cash													$ 25,000,000.0	$ 25,000,000.0									900,000	4,700,000
Gain (Loss) on Extinguishment of Debt																				$ 2,500,000			2,500,000
Convertible debt noncurrent principal amount																				22,300,000			22,300,000	24,800,000
Convertible debt noncurrent accrued interest																				$ 4,500,000			4,000,000.0	$ 2,400,000
A 50 Senior Subordinated Notes Due 2025 Issued January 2022 [Member]
Debt Instrument [Line Items]
Notes Payable																					200,000		200,000
Warrants and Rights Outstanding																					10,600,000		10,600,000
Gain loss on issuance of financial instruments																					900,000		900,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)																					$ 2,800,000
A 50 Senior Subordinated Notes Due 2025 Issued January 2022 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																																	$ 7,450,000		$ 5,900,000
Debt Instrument, Interest Rate, Stated Percentage																																	5.00%		5.00%
Debt Instrument, Unamortized Discount																																	$ 2,450,000		$ 900,000
A 50 Senior Subordinated Notes Due 2025 Issued January 2022 [Member] | Unsecured Debt [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																																	$ 7,500,000
Debt Instrument, Interest Rate, Stated Percentage																																	5.00%
Debt Instrument, Unamortized Discount																																	$ 2,500,000
A 50 Senior Subordinated Notes Due 2025 Issued March 2022 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																	5.00%
Debt instrument interest rate in event of default																																	18.00%
Debt instrument redemption premium in event of default																																	25.00%
A 50 Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 22,300,000
Debt instrument convertible number of equity instrument | shares										832,237
Debt Instrument, Interest Rate, Stated Percentage											5.00%
Notes Payable																							22,300,000
Warrants and Rights Outstanding																							1,600,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)																							$ 10,300,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed											100.00%
Debt instrument underwritten public offering threshold amount											$ 20,000,000
Repayments of Debt											$ 5,900,000
Debt instrument covenant default trading period suspension | Integer																				5			5
Debt instrument covenant default interest rate																				18.00%			18.00%
Debt instrument covenant default redemption percentage																				125.00%			125.00%
A 80 Senior Subordinated Notes Due 2025 Issued December 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 6.25
Notes Payable																							$ 156,000
Warrants and Rights Outstanding																							143,000
Debt Instrument, Convertible, Increase (Decrease) in Number of Equity Instruments | shares									3,808,814											10,467,332
Additional Paid in Capital																							$ 1,300,000
A 80 Senior Subordinated Notes Due 2025 Issued December 2022 [Member] | December 2022 Warrants [Member]
Debt Instrument [Line Items]
Purchase agreement proceeds from sale of equity securities								$ 1,250,000
A 80 Senior Subordinated Notes Due 2025 Issued December 2022 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 2,300,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Debt Instrument, Unamortized Discount									$ 800,000
Debt instrument interest rate in event of default									12.00%
Debt instrument redemption premium in event of default									32.50%
2023 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 500,000	$ 600,000			$ 1,400,000
Debt Instrument, Convertible, Increase (Decrease) in Number of Equity Instruments | shares																				15,218,227		15,218,227
2023 Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 800,000	$ 500,000	$ 600,000			$ 1,400,000
Debt Instrument, Convertible, Increase (Decrease) in Number of Equity Instruments | shares																						24,800,000